Expenses by nature (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Research and development [Abstract]
External research and development expenses	[1]	$ 8,241	$ 6,101	$ 16,786	$ 11,568
Employee expenses	[2],[3]	4,158	2,857	7,992	5,242
Total research and development expenses	[4]	12,399	8,958	24,778	16,810
General and administrative [Abstract]
External costs	[1]	4,976	3,769	9,240	6,708
Employee expenses	[3],[5]	2,080	1,977	4,186	3,918
Total general and administrative expenses	[4]	7,056	5,746	13,426	10,626
Total operating expenses		19,455	14,704	38,204	27,436
Share based compensation expense (benefit) included in employees expenses for employees in research and development department		1,300	800	2,200	1,500
Share-based compensation expense (benefit) included in employees expenses for employees in general and administrative department		900	1,000	1,800	2,000
Foreign exchange gain/loss [Abstract]
Foreign exchange gain/loss		$ 1,728	$ 2,502	$ (601)	$ 1,860

[1]	Includes depreciation expense.
[2]	Included in employee expenses is share-based compensation expense of $1.3 million and $2.2 million for the three and six months ended June 30, 2026, respectively, relating to employees in the research and development department (three and six months ended June 30, 2025, expense of $0.8 million and $1.5 million, respectively).
[3]	Includes termination expenses incurred.
[4]	Depreciation and other expenses have been reclassified to external research and development expenses and depreciation has been reclassified to external costs for all periods presented as it provides more relevant information.
[5]	Included in employee expenses is share-based compensation expense of $0.9 million and $1.8 million for the three and six months ended June 30, 2026, respectively, relating to employees in the general and administrative department (three and six months ended June 30, 2025, expense of $1.0 million and $2.0 million, respectively).